Financial Assets and Liabilities - Investments gains and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	$ (2,000)	$ 0	$ 0
Debt Investments
Disclosure of financial assets [line items]
Fair value movement recognized in other comprehensive income	(4,779)	5,750	1,355
Gains recognized into profit or loss on sale of debt investments	65	697	15
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	(2,000)	0	0
Equity Investments
Disclosure of financial assets [line items]
Fair value movement recognized in other comprehensive income	$ 48,080	$ 41,255	$ 38,662